Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
SmartETFs Smart Transportation & Technology ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Smart Transportation & Technology ETF
Class Name	SmartETFs Smart Transportation & Technology ETF
Trading Symbol	MOTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SmartETFs Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/moto/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Smart Transportation & Technology ETF	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In 2024, SmartETFs Smart Transportation & Technology ETF produced a total return of 2.36% (NAV) vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Services (10.8% exposure) was the strongest category over the period, delivering an average +16.7% total return over the period. EV Manufacturers (23.9% exposure) was the second strongest category, returning +16.6%. The weakest category was Equipment (64.0% exposure), where the average company delivered -4.4%.

  Within Services, Quanta was a notable performer, delivering a positive return of +46.6%, with strength in the Electric Power and Renewable Infrastructure divisions helping to drive earnings to beat analyst estimates and allow management to raise guidance. In the year, Quanta's $1.5bn acquisition of Cupertino Electric was well received by the market, boosting the company's exposure to the fast-growing datacenter market.

  Within Equipment, we hold a 34.2% weighting to Components and a 29.8% weighting to Semiconductors. The average Components name returned -4.0% and the average Semiconductor name returned -5.2% in the period. Within Components, Batteries (-43.0%) were a notable area of weakness driven by declining demand growth for electric vehicles in Europe and the United States.

  The fund's three top performers were Nvidia (+171.2%), Geely (+77.7%), and TSMC (+71.8%). Nvidia continues to be seen as the key beneficiary of the boom in AI, seeing its core datacentre business more than tripling in size in 2024 compared to 2023.

  The fund's 3 weakest performers were LG Chem (-56.2%), Samsung SDI (-54.2%), and Mobileye (-54.0%). Mobileye suffered from a significant inventory correction for Core ADAS EyeQ chips early in the year, leading to management providing 2024 guidance that was ~25% below analyst expectations. It suffered a further profit downgrade later in the year driven by lower auto production, program launch delays, tariffs impacting exports of China EVs, and lower assumed attach rates of SuperVision at a key client.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF (Net Asset Value)	2.36%	12.08%	12.92%
MSCI World Index (Net Return)	18.67%	11.15%	11.77%

Performance Inception Date	Nov. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,481,505
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 35,508
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$8,481,505
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$35,508

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tesla Inc	5.57%
Taiwan Semiconductor Manufacturing Co Ltd	4.95%
NVIDIA Corp	4.67%
Quanta Services Inc	4.63%
Alphabet Inc	4.60%
Amphenol Corp	4.53%
Eaton Corp PLC	4.46%
Volvo AB	3.59%
Analog Devices Inc	3.43%
Kia Corp	3.24%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tesla Inc	5.57%
Taiwan Semiconductor Manufacturing Co Ltd	4.95%
NVIDIA Corp	4.67%
Quanta Services Inc	4.63%
Alphabet Inc	4.60%
Amphenol Corp	4.53%
Eaton Corp PLC	4.46%
Volvo AB	3.59%
Analog Devices Inc	3.43%
Kia Corp	3.24%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
SmartETFs Sustainable Energy II ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Sustainable Energy II ETF
Class Name	SmartETFs Sustainable Energy II ETF
Trading Symbol	SOLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SmartETFs Sustainable Energy II ETF ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/solr/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Sustainable Energy II ETF	$75	0.79%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In 2024, the SmartETFs Sustainable Energy II ETF produced a total return of -11.31% (NAV) vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Itron, Hubbell, and Schneider all performed strongly, driven by an acceleration in global electrification activity, the re-industrialisation of the United States and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins.

  Trane Technologies was the individual strongest contributor in the portfolio, helped by its positioning with respect to data centres as well as regulatory changes (which increase the need for better HVAC).

  First Solar was the strongest performer in the solar sector. As the US's leading domestic module manufacturer, the company is a key beneficiary of the IRA. As such, it finds it modules in high demand from US utility solar players who are drawn to the security of delivery of its products. First Solar's modules are now sold out until the end of 2027.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, comprising EV component and lithium-ion battery manufacturers, suffering from downgrades to global auto production, delays in EV launch schedules, and the threat of increasing Chinese competition.

  Nibe shares were under pressure as weak demand meant that the heat pump market remained overstocked at the distributor level as lower cost Asian competition intensified.

  Residential solar inverter manufacturers, Enphase and SolarEdge, delivered negative contribution as results were weighed down by an inventory destocking cycle. Management indicate that with cycle has ended in the United States and is close to ending in Europe, suggesting a more positive outlook for 2025.

  The largest individual negative contributor in the year was Vestas, which announced a negative change to the accounting approach it uses for its service contracts. Beyond this specific accounting issue for Vestas, the wind industry continued to recover from its cyclical trough but negative sentiment around Trump's election caused weakness into the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	3 Year	Since Inception (11/11/2020)
Sustainable Energy II ETF (Net Asset Value)	-11.31%	-8.30%	0.56%
MSCI World Index (Net Return)	18.67%	6.33%	11.36%

Performance Inception Date	Nov. 11, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,961,432
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ (75,175)
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$3,961,432
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	21%
Total Advisory Fees Paid ($)	($75,175)

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Schneider Electric SE	5.20%
Iberdrola SA	5.20%
Hubbell Inc	4.90%
Eaton Corp PLC	4.80%
Nextera Energy Inc	4.80%
Trane Technologies PLC	4.80%
Siemens AG	4.70%
Legrand SA	4.60%
Itron Inc	4.20%
Owens Corning	3.80%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Schneider Electric SE	5.20%
Iberdrola SA	5.20%
Hubbell Inc	4.90%
Eaton Corp PLC	4.80%
Nextera Energy Inc	4.80%
Trane Technologies PLC	4.80%
Siemens AG	4.70%
Legrand SA	4.60%
Itron Inc	4.20%
Owens Corning	3.80%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
SmartETFs Asia Pacific Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Asia Pacific Dividend Builder ETF
Class Name	SmartETFs Asia Pacific Dividend Builder ETF
Trading Symbol	ADIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SmartETFs Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/adiv/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Asia Pacific Dividend Builder ETF	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In 2024, the SmartETFs Asia Pacific Dividend Builder ETF produced a total return of 13.93% (NAV) vs the MSCI AC Pacific Ex-Japan Index (net return) of 10.14%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  The biggest contributions to Fund outperformance in 2024 came from banks & insurance and from technology companies. All our banks and insurers, except for Bank Rakyat in Indonesia, contributed to outperformance. In technology, significant outperformance by TSMC was complemented by Elite Material, Hon Hai Precision, Broadcom and Tech Mahindra

  The main performance drags came from consumer discretionary, health care and property. In consumer we had two stocks that reported disappointing results, from Corporate Travel Management to which we added and from Hanon Systems which we sold. In Healthcare we had a disappointing result from China Medical System to which we also decided to add.

  US interest rates, Chinese domestic economic policy and capital spending in technology, associated with Artificial Intelligence (AI) have had the greatest impact on Asian markets in 2024. The wars in Ukraine and the Middle East have had a lesser effect on companies and markets but have necessitated changes to air and shipping routes, with an associated pick up in costs.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF (Net Asset Value)	13.93%	5.99%	6.68%
MSCI AC Pacific ex Japan Index (Net Return)	10.14%	1.74%	4.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,693,699
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ (96,398)
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$4,693,699
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	19%
Total Advisory Fees Paid ($)	($96,398)

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Ping An Insurance Group Co of China Ltd - H Shares	3.40%
Industrial & Commercial Bank of China Ltd - H Shares	3.30%
China Merchants Bank Co Ltd - H Shares	3.30%
Taiwan Semiconductor Manufacturing Co Ltd	3.30%
China Construction Bank Corp - H Shares	3.20%
Broadcom Inc	3.20%
China Resources Gas Group Ltd	3.20%
Inner Mongolia Yili - A Shares	3.10%
Tech Mahindra Ltd	3.10%
DBS Group Holdings	3.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Financial	42.54%
Technology	17.06%
Consumer, Cyclical	15.70%
Industrial	10.74%
Consumer, Non-cyclical	10.47%
Utilities	3.15%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Ping An Insurance Group Co of China Ltd - H Shares	3.40%
Industrial & Commercial Bank of China Ltd - H Shares	3.30%
China Merchants Bank Co Ltd - H Shares	3.30%
Taiwan Semiconductor Manufacturing Co Ltd	3.30%
China Construction Bank Corp - H Shares	3.20%
Broadcom Inc	3.20%
China Resources Gas Group Ltd	3.20%
Inner Mongolia Yili - A Shares	3.10%
Tech Mahindra Ltd	3.10%
DBS Group Holdings	3.00%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
SmartETFs Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Dividend Builder ETF
Class Name	SmartETFs Dividend Builder ETF
Trading Symbol	DIVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SmartETFs Dividend Builder ETF ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/divs/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Dividend Builder ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

For the 12-month period ended December 31, 2024, the Fund (Dividend Builder ETF – Net Asset Value) returned 13.35% whilst the MSCI World Index (Net) Returned 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to:

  Over the course of 2024, the Fund's underweight allocation to Communication Services and IT acted as a headwind as these were the top 2 performing sectors returning +34.3% and +33.1% (in USD) respectively.

  Additionally, the Fund's largest overweight sector allocation is to the Consumer Staples sector. This was a drag on Fund performance as the sector returned +4.2% (in USD) over the year, well behind the index (which returned +18.7% in USD).

  However, a zero-weight allocation to Materials, Real Estate, Utilities and Energy was a positive as all four sectors underperformed the index.

  Finally, strong stock selection in Industrials and IT was a tailwind for the Fund, with notably good performance from names like Eaton (+39.5% in USD), Emerson (+29.7% in USD), TSMC (+71.8% in USD), and Broadcom (+110.4% in USD).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Year	10 Year
Dividend Builder ETF (Net Asset Value)	13.35%	10.58%	9.63%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,095,033
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 34,470
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$39,095,033
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$34,470

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc	4.51%
Cisco Systems Inc	3.47%
Taiwan Semiconductor Manufacturing Co Ltd	3.44%
BlackRock Inc	3.26%
Arthur J Gallagher & Co	3.23%
Aflac Inc	3.18%
AbbVie Inc	3.09%
Roche Holding AG	3.06%
Paychex Inc	3.03%
Emerson Electric Co	3.01%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	39.70%
Industrial	21.70%
Technology	16.46%
Financial	15.53%
Communications	6.20%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc	4.51%
Cisco Systems Inc	3.47%
Taiwan Semiconductor Manufacturing Co Ltd	3.44%
BlackRock Inc	3.26%
Arthur J Gallagher & Co	3.23%
Aflac Inc	3.18%
AbbVie Inc	3.09%
Roche Holding AG	3.06%
Paychex Inc	3.03%
Emerson Electric Co	3.01%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.